Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Taxes [Abstract]
Current income tax expense	$ 210	$ 273		$ 272
Deferred income tax expense (benefit)	(1,178)	27		12
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$ (968)	$ 300	[1]	$ 284	[1]

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.